Receivables and Related Allowances - Additional Information (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 474,097	$ 413,926
Centuri
Receivables And Related Allowances [Line Items]
Customer accounts receivable	$ 323,300